Information on staff and remuneration - Employee warrant programs (Details) - Warrant programs - item		12 Months Ended
	Oct. 15, 2018	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Information on staff and remuneration
Margin percentage for determine the exercise price of warrants		10.00%
Expiration period of warrants		5 years
Exercise period of warrants		3 years
Frequency of exercises of warrants			4
Chief Executive Officer
Disclosure of Information on staff and remuneration
Vested period of warrants	36 months
Percentage of warrants vesting per month from the date of grant	2.78%